Commitments and Contingencies - Commitments to Fund Newbuilding and Other Construction Contract Costs (Details) - USD ($) $ in Thousands	1 Months Ended
	Jun. 30, 2019	Dec. 31, 2020	Dec. 31, 2015
Unrecorded Unconditional Purchase Obligation [Line Items]
Total $		$ 51,651
2020		36,099
2021		$ 15,552
Ownership percentage (in percentage)		100.00%
Bahrain LNG Joint Venture
Unrecorded Unconditional Purchase Obligation [Line Items]
Ownership percentage (in percentage)		30.00%	30.00%
Consolidated Entities
Unrecorded Unconditional Purchase Obligation [Line Items]
Total $		$ 40,312
2020		24,760
2021		15,552
Long-term purchase commitment, amount	$ 59,500
Equity Method Investments
Unrecorded Unconditional Purchase Obligation [Line Items]
Total $		11,339
2020		11,339
2021		0
Construction [Member] | Bahrain LNG Joint Venture
Unrecorded Unconditional Purchase Obligation [Line Items]
Total $		11,300
Building | Bahrain LNG Joint Venture
Unrecorded Unconditional Purchase Obligation [Line Items]
Borrowings provided under revolving credit facilities		24,000
Building | Bahrain LNG Joint Venture | Teekay LNG
Unrecorded Unconditional Purchase Obligation [Line Items]
Borrowings provided under revolving credit facilities		$ 7,000